CAPITAL RISK MANAGEMENT - Debt Leverage Ratio (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted net debt 1,2,3	$ 43,134	$ 21,184
Divided by: trailing 12-month adjusted EBITDA	$ 8,581	$ 6,393
Debt leverage ratio	5.0	3.3